Employee Benefit Plans - Amounts Recognized in Other Comprehensive (Gain) Loss (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Amounts recognized in other comprehensive loss (income):
Total amount recognized	$ (2,164)	$ 3,919	$ (4,407)	$ 3,648
Pension Benefits [Member]
Amounts recognized in other comprehensive loss (income):
Net actuarial gain (loss)		4,650	(2,838)	2,444
Amortization of gain		(117)	(387)	(261)
Total amount recognized		4,533	(3,225)	2,183
Healthcare & Life Ins [Member]
Amounts recognized in other comprehensive loss (income):
Net actuarial gain (loss)		1,992	(1,048)	1,597
Prior service cost		(2,553)
Amortization of prior year service cost		174	180	180
Curtailment benefit		1,346
Amortization of gain		(227)	(314)	(312)
Total amount recognized		$ 732	$ (1,182)	$ 1,465